Significant Accounting Policies (Details)	7 Months Ended
Dec. 31, 2020 USD ($) shares
Significant Accounting Policies (Details) [Line Items]
Common shares subject to redemption, description	The Company’s statement of operations includes a presentation of net income (loss) per share for common shares subject to redemption in a manner similar to the two-class method of net income (loss) per share. Net income (loss) per common share for basic and diluted Class A common stock for the period from June 5, 2020 (inception) through December 31, 2020, is calculated by dividing the interest income earned on the Trust Account of $82,119, net of franchise taxes of $82,119, and income taxes of nil by the weighted average number of Class A redeemable common stock since issuance.
Federal depository insurance coverage amount (in Dollars)	$ 250,000
Offering costs (in Dollars)	18,608,160
Net tangible assets (in Dollars)	$ 5,000,001
Shares issued | shares	28,851,640
Warrant issuance transaction costs	$ 498,140
Proceeds from private placement	8,900,000
Change in fair value of derivative warrant liabilities	13,828,001
Net loss	$ (17,375,434)
Private Placement [Member]
Significant Accounting Policies (Details) [Line Items]
Public warrants | shares	5,933,334
Warrant [Member]
Significant Accounting Policies (Details) [Line Items]
Public warrants | shares	11,500,000
Warrant [Member] | Over-Allotment Option [Member]
Significant Accounting Policies (Details) [Line Items]
Private placement warrants to purchase | shares	11,500,000
Class A common stock [Member]
Significant Accounting Policies (Details) [Line Items]
Shares of common stock issued | shares	34,500,000
Sale of stock units | shares	34,500,000
Shares issued | shares	34,500,000
Net loss
Class A common stock [Member] | Warrant [Member]
Significant Accounting Policies (Details) [Line Items]
Shares of common stock issued | shares	5,933,334
Class B Common Stock [Member]
Significant Accounting Policies (Details) [Line Items]
Shares of common stock issued | shares	8,625,000
General and administrative expenses	$ 201,897
Warrant issuance transaction costs	889,980
Proceeds from private placement	2,432,668
Change in fair value of derivative warrant liabilities	13,800,000
Franchise taxes	22,889
Net loss